Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Year ended December 31, 2025	$ 260	$ 260
Year ended December 31, 2025	175	64
Year ended December 31, 2025	(195)	(64)
Year ended December 31, 2025	$ 240	$ 260